Earnings/(Loss) Per Share - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Sep. 02, 2019	Oct. 16, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Dividends per share, ordinary shares		R 0.35	R 0.00	R 0.00	R 0.35
Dividend declared		R 154	R 0	R 0	R 154
Convertible Preference Shares, Minimum Annual Preference Dividend	R 9